Income Taxes (Schedule of Tax Years Subject to Examination) (Details)	12 Months Ended
Sep. 27, 2013
U.S. - Federal and State
Income Tax Examination [Line Items]
Tax years that remain subject to examination	1996
Ireland
Income Tax Examination [Line Items]
Tax years that remain subject to examination	2009
Netherlands
Income Tax Examination [Line Items]
Tax years that remain subject to examination	2013
Switzerland
Income Tax Examination [Line Items]
Tax years that remain subject to examination	2012